Janus Detroit Street Trust

Janus Henderson AAA CLO ETF	Janus Henderson Mid Cap Growth Alpha ETF
Janus Henderson AA-A CLO ETF	Janus Henderson Mortgage-Backed Securities ETF
Janus Henderson Asset-Backed Securities ETF	Janus Henderson Securitized Income ETF
Janus Henderson B-BBB CLO ETF	Janus Henderson Short Duration Income ETF
Janus Henderson Corporate Bond ETF	Janus Henderson Small Cap Growth Alpha ETF
Janus Henderson Emerging Markets Debt Hard Currency ETF	Janus Henderson Small/Mid Cap Growth Alpha ETF
Janus Henderson Equity Linked High Income ETF	Janus Henderson Transformational Growth ETF
Janus Henderson Equity Linked Moderate Income ETF	Janus Henderson U.S. Equity Enhanced Income ETF
Janus Henderson Global Artificial Intelligence ETF	Janus Henderson U.S. Real Estate ETF
Janus Henderson Income ETF

(each a "Fund" and collectively, the "Funds")

Supplement dated July 24, 2026

to Currently Effective Statements of Additional Information

Effective immediately, the statements of additional information (the "SAIs") for each Fund are amended as follows:

1.	In the table under the "Costs Associated with Creation and Redemption Transactions" section of the SAI for Janus Henderson AAA CLO ETF, Janus Henderson Asset-Backed Securities ETF, Janus Henderson B-BBB CLO ETF, Janus Henderson Corporate Bond ETF, Janus Henderson Emerging Markets Debt Hard Currency ETF, Janus Henderson Income ETF, Janus Henderson Mortgage-Backed Securities ETF, Janus Henderson Securitized Income ETF, Janus Henderson Short Duration Income ETF, the following table replaces the corresponding table in its entirety:

Fund Name	In-Kind Creation Unit Standard Fee*	Cash Creation Unit Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson AAA CLO ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)
Janus Henderson Asset-Backed Securities ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)
Janus Henderson B-BBB CLO ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)
Janus Henderson Corporate Bond ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)
Janus Henderson Emerging Markets Debt Hard Currency ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)
Janus Henderson Income ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)
Janus Henderson Mortgage-Backed Securities ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)
Janus Henderson Securitized Income ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)
Janus Henderson Short Duration Income ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

2.	In the table under the "Costs Associated with Creation and Redemption Transactions" section of the SAI for Janus Henderson AA-A CLO ETF, the following table replaces the corresponding table in its entirety:

Fund Name	In-Kind Creation Unit Standard Fee*	Cash Creation Unit Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson AA-A CLO ETF			3.00% (Create)
	$250	$100	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

3.	In the table under the "Costs Associated with Creation and Redemption Transactions" section of the SAI for Janus Henderson Equity Linked High Income ETF and Janus Henderson Equity Linked Moderate Income ETF, the following table replaces the corresponding table in its entirety:

Fund Name	Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson Equity Linked High Income ETF		3.00% (Create)
	$100	2.00% (Redeem)
Janus Henderson Equity Linked Moderate Income ETF		3.00% (Create)
	$100	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

4.	In the table under the "Costs Associated with Creation and Redemption Transactions" section of the SAI for Janus Henderson Global Artificial Intelligence ETF, the following table replaces the corresponding table in its entirety:

Fund Name	Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson Global Artificial Intelligence ETF		3.00% (Create)
	$250	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

5.	In the table under the "Costs Associated with Creation and Redemption Transactions" section of the SAI for Janus Henderson Mid Cap Growth Alpha ETF, Janus Henderson Small Cap Growth Alpha ETF, and Janus Henderson Small/Mid Cap Growth Alpha ETF, the following table replaces the corresponding table in its entirety:

Fund Name	Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson Mid Cap Growth Alpha ETF		3.00% (Create)
	$250	2.00% (Redeem)
Janus Henderson Small Cap Growth Alpha ETF		3.00% (Create)
	$250	2.00% (Redeem)
Janus Henderson Small/Mid Cap Growth Alpha ETF		3.00% (Create)
	$250	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

6.	In the table under the "Costs Associated with Creation and Redemption Transactions" section of the SAI for Janus Henderson Transformational Growth ETF, the following table replaces the corresponding table in its entirety:

Fund Name	Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson Transformational Growth ETF		3.00% (Create)
	$250	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

7.	In the table under the "Costs Associated with Creation and Redemption Transactions" section of the SAI for Janus Henderson U.S. Equity Enhanced Income ETF, the following table replaces the corresponding table in its entirety:

Fund Name	Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson U.S. Equity Enhanced Income ETF		3.00% (Create)
	$250	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

8.	In the table under the "Costs Associated with Creation and Redemption Transactions" section of the SAI for Janus Henderson U.S. Real Estate ETF, the following table replaces the corresponding table in its entirety:

Fund Name	Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson U.S. Real Estate ETF		3.00% (Create)
	$250	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

The Board of Trustees of the Janus Detroit Street Trust (the "Trust") has appointed Michelle Dunstan to serve as President and Chief Executive Officer of the Trust, following Nicholas Cherney's resignation from his role as President and Chief Executive Officer of the Trust, all effective July 15, 2026.

As a result of the aforementioned change, effective immediately, the SAIs for the Funds are amended as follows:

1.	Under the table titled "Officers" in the Trustees and Officers section of each Fund's SAI, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Michelle Dunstan 151 Detroit Street Denver, CO 80206 DOB: 1973	President and Chief Executive Officer	07/26-Present	Chief Responsibility Officer at Janus Henderson Investors (since 2023). Formerly, Chief Responsibility Officer (2021-2023) and Global Head of Responsible Investing (2020-2021) at AllianceBernstein.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

2.	All references to Nicholas Cherney are deleted from the SAIs.

Please retain this Supplement with your records.